PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya SmallCap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.8%
Consumer Discretionary : 10.1%
77,549
(1)
Cava Group, Inc.
$ 3,443,951
0.5
16,311
(1)
Cavco Industries, Inc.
4,559,251
0.7
121,532
Churchill Downs, Inc.
15,225,529
2.2
36,152
(1)
Five Below, Inc.
6,216,698
0.9
224,202
(1)
Modine Manufacturing
Co.
10,669,773
1.5
60,847
Patrick Industries, Inc.
5,089,243
0.7
100,262
(1)
Skyline Champion
Corp.
7,145,673
1.0
63,754  Strategic Education,
Inc.
4,940,935
0.7
43,086
Texas Roadhouse, Inc.
4,485,253
0.7
378,722
(1)
Xponential Fitness,
Inc. - Class A
8,203,118
1.2
69,979,424
10.1
Consumer Staples : 1.4%
51,134
(1)
Celsius Holdings, Inc.
10,024,309
1.4
Energy : 6.3%
1,064,035
(1)
Helix Energy Solutions
Group, Inc.
10,789,315
1.6
110,326  Matador Resources
Co.
7,005,701
1.0
248,766  Northern Oil and Gas,
Inc.
10,405,882
1.5
175,744
(1)
Weatherford
International PLC
15,556,859
2.2
43,757,757
6.3
Financials : 6.4%
70,525  FirstCash Holdings,
Inc.
6,299,293
0.9
272,083
(1)
Flywire Corp.
9,408,630
1.3
118,851
HCI Group, Inc.
6,332,381
0.9
13,385  Kinsale Capital Group,
Inc.
5,335,662
0.8
137,888
(1)
Palomar Holdings, Inc.
7,033,667
1.0
35,760
Piper Sandler Cos.
5,327,525
0.8
81,702
(1)
Shift4 Payments, Inc.
- Class A
4,639,857
0.7
44,377,015
6.4
Health Care : 17.7%
80,607
(1)
ACADIA
Pharmaceuticals, Inc.
2,178,001
0.3
87,928
(1)
Alkermes PLC
2,566,618
0.4
157,947
(1)
Amicus Therapeutics,
Inc.
2,024,881
0.3
54,425
(1)
Arrowhead
Pharmaceuticals, Inc.
1,504,307
0.2
144,867
(1)
Axonics, Inc.
8,300,879
1.2
16,941
(1)
Axsome Therapeutics,
Inc.
1,368,833
0.2
166,590
(1)
BioLife Solutions, Inc.
2,200,654
0.3
30,065
(1)
Blueprint Medicines
Corp.
1,499,041
0.2
70,077
CONMED Corp.
7,810,782
1.1
50,064
(1)
Cytokinetics, Inc.
1,749,236
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
69,457
(1)
Denali Therapeutics,
Inc.
$ 1,603,762
0.2
77,447
Ensign Group, Inc.
7,761,738
1.1
121,144
(1)
Establishment Labs
Holdings, Inc.
7,313,463
1.1
227,465
(1)
Evolent Health, Inc.
- Class A
5,802,632
0.9
68,667
(1)
Halozyme
Therapeutics, Inc.
2,922,468
0.4
65,469
(1)
Insmed, Inc.
1,433,116
0.2
22,473
(1)
Inspire Medical
Systems, Inc.
5,098,674
0.7
49,400
(1)
Intra-Cellular
Therapies, Inc.
2,742,688
0.4
236,131
(1)
Natera, Inc.
13,867,974
2.0
186,180
(1)
Option Care Health,
Inc.
6,484,649
1.0
246,523
(1)
Progyny, Inc.
9,205,169
1.3
20,221
(1)
Prothena Corp. PLC
1,068,073
0.2
45,113
(1)
QuidelOrtho Corp.
3,715,507
0.5
41,183
(1)
Repligen Corp.
7,162,136
1.0
28,032
(1)
Sage Therapeutics,
Inc.
560,640
0.1
140,755
(1)
Tenet Healthcare Corp.
10,916,958
1.6
84,204
(1)
TG Therapeutics, Inc.
881,616
0.1
49,231
(1)
Vaxcyte, Inc.
2,556,074
0.4
122,300,569
17.7
Industrials : 20.9%
38,764  Advanced Drainage
Systems, Inc.
4,967,994
0.7
48,045
ArcBest Corp.
5,073,072
0.7
215,368
(1)
Array Technologies,
Inc.
5,356,202
0.8
31,679
(1)
CACI International, Inc.
- Class A
10,391,029
1.5
130,317
(1)
Casella Waste
Systems, Inc. - Class A
10,265,070
1.5
89,360
(1)
Chart Industries, Inc.
16,136,629
2.3
39,516
(1)
Clean Harbors, Inc.
6,691,639
1.0
328,921
(1)
Construction Partners,
Inc. - Class A
11,430,005
1.7
228,969
Flowserve Corp.
9,060,303
1.3
239,792
FTAI Aviation Ltd.
8,862,712
1.3
113,025  Helios Technologies,
Inc.
6,541,887
0.9
90,236
(1)
Kirby Corp.
7,474,248
1.1
245,072
Marten Transport Ltd.
5,146,512
0.7
52,131
(1)
MYR Group, Inc.
7,406,251
1.1
68,175
(1)
NV5 Global, Inc.
6,938,852
1.0
23,484
(1)
Saia, Inc.
10,008,881
1.5
62,044
(1)
Sterling Infrastructure,
Inc.
5,134,762
0.7
39,703
(1)
Vicor Corp.
2,690,672
0.4
117,295
(1)
WillScot Mobile Mini
Holdings Corp.
4,811,441
0.7
144,388,161
20.9
Information Technology : 30.8%
72,573
(1)
Agilysys, Inc.
5,119,662
0.7

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya SmallCap Growth Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
43,068
(1)
Axcelis Technologies,
Inc.
$ 8,275,516
1.2
162,454
(1)
Calix, Inc.
7,555,736
1.1
139,853
(1)
Cohu, Inc.
5,229,104
0.8
65,786
(1)
CyberArk Software Ltd.
10,923,107
1.6
70,802
(1)
Five9, Inc.
5,123,941
0.7
26,135
(1)
Globant SA
5,343,823
0.8
79,837
(1)
Guidewire Software,
Inc.
6,900,312
1.0
517,767
(1)
Harmonic, Inc.
5,529,752
0.8
264,503
(1)
I3 Verticals, Inc.
- Class A
6,255,496
0.9
97,521  Kulicke & Soffa
Industries, Inc.
5,044,761
0.7
53,149
Littelfuse, Inc.
14,195,035
2.1
25,905
(1)
Manhattan Associates,
Inc.
5,248,871
0.8
206,313
Maximus, Inc.
16,674,217
2.4
420,994
(1)
Navitas Semiconductor
Corp.
3,717,377
0.5
74,980
(1)
Onto Innovation, Inc.
10,420,720
1.5
25,076
(1)
Paylocity Holding
Corp.
5,027,738
0.7
100,802  Power Integrations,
Inc.
8,469,384
1.2
102,329
(1)
Rambus, Inc.
5,778,519
0.8
54,338
(1)
SiTime Corp.
7,210,109
1.1
218,623
(1)
Smartsheet, Inc.
- Class A
9,123,138
1.3
140,783
(1)
Sprout Social, Inc.
- Class A
7,537,522
1.1
25,072
(1)
Super Micro Computer,
Inc.
6,896,806
1.0
211,518
(1)
Tenable Holdings, Inc.
9,596,572
1.4
163,062
(1)
Tower Semiconductor
Ltd.
4,842,941
0.7
65,028  Universal Display
Corp.
10,570,952
1.5
364,110
(1)
Varonis Systems, Inc.
11,626,032
1.7
72,710
(1)
WNS Holdings Ltd.,
ADR
4,751,598
0.7
212,988,741
30.8
Materials : 3.2%
47,498
HB Fuller Co.
3,445,030
0.5
48,138
Innospec, Inc.
5,170,984
0.8
292,835
(1)
Livent Corp.
6,287,167
0.9
185,453
(1)
Summit Materials, Inc.
- Class A
6,937,797
1.0
21,840,978
3.2
Total Common Stock
(Cost $563,071,888)
669,656,954
96.8
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.1%
93,816  SPDR S&P Biotech
ETF
$ 7,430,227
1.1
Total Exchange-Traded
Funds
(Cost $7,537,466)
7,430,227
1.1
Total Long-Term
Investments
(Cost $570,609,354)
677,087,181
97.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.9%
Mutual Funds : 1.9%
13,110,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $13,110,000) $ 13,110,000 1.9
Total Short-Term
Investments
(Cost $13,110,000)
13,110,000
1.9
Total Investments in
Securities
(Cost $583,719,354) $ 690,197,181 99.8
Assets in Excess of
Other Liabilities 1,534,428 0.2
Net Assets $ 691,731,609 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
3
Voya SmallCap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 669,656,954 $ — $ — $ 669,656,954
Exchange-Traded Funds 7,430,227 — — 7,430,227
Short-Term Investments 13,110,000 — — 13,110,000
Total Investments, at fair value $ 690,197,181 $ — $ — $ 690,197,181
* For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 125,200,329
Gross Unrealized Depreciation (18,722,503)
Net Unrealized Appreciation $ 106,477,826